Schedule of Investments - Virtus WMC International Dividend ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.5%
Australia - 11.8%
BHP Group Ltd.	9,982	$347,922
Fortescue Metals Group Ltd.	3,169	49,747
Glencore PLC	10,728	71,579
Rio Tinto Ltd.	740	66,148
Rio Tinto PLC	3,856	300,396
Woodside Energy Group Ltd.	2,878	73,660
Total Australia		909,452
Austria - 0.6%
OMV AG	957	47,702
Brazil - 0.2%
Yara International ASA	298	13,196
Canada - 6.7%
Algonquin Power & Utilities Corp.	10,840	79,026
BCE, Inc.	1,858	87,835
Canadian Imperial Bank of Commerce	1,266	57,793
Enbridge, Inc.	592	24,240
Great-West Lifeco, Inc.	2,052	54,425
IGM Financial, Inc.	260	8,115
Manulife Financial Corp.	4,517	89,386
Sun Life Financial, Inc.	665	33,416
TELUS Corp.	3,706	79,855
Total Canada		514,091
China - 2.2%
BOC Hong Kong Holdings Ltd.	17,391	60,660
SITC International Holdings Co., Ltd.	34,390	74,910
Xinyi Glass Holdings Ltd.	17,085	36,300
Total China		171,870
Denmark - 0.9%
Tryg A/S	3,104	70,992
France - 11.6%
AXA SA	4,250	132,212
Bouygues SA	3,066	100,795
Edenred	629	34,184
Engie SA	2,581	36,533
Orange SA	7,427	78,498
Sanofi	2,895	282,217
TotalEnergies SE	3,743	231,862
Total France		896,301
Germany - 6.6%
Allianz SE	1,465	349,113
BASF SE	1,863	106,128
Deutsche Post AG	1,314	56,255
Total Germany		511,496
Hong Kong - 2.3%
HKT Trust & HKT Ltd.	70,351	92,053
Power Assets Holdings Ltd.	11,173	63,124
Sino Land Co., Ltd.	16,721	21,708
Total Hong Kong		176,885
Israel - 0.4%
ICL Group Ltd.	4,005	31,561
Italy - 5.3%
Assicurazioni Generali SpA	5,774	112,362
Enel SpA	32,961	193,178
Eni SpA	2,137	32,841
Intesa Sanpaolo SpA	3,268	8,562
Snam SpA	11,583	58,857
Total Italy		405,800
Japan - 14.0%
Canon, Inc.	1,732	38,495
Daito Trust Construction Co., Ltd.	397	39,101
Daiwa House Industry Co., Ltd.	318	7,600
Disco Corp.	85	25,272
Honda Motor Co., Ltd.	1,170	28,826
Isuzu Motors Ltd.	4,800	60,293
ITOCHU Corp.	534	17,161
Itochu Techno-Solutions Corp.	314	7,732
Japan Metropolitan Fund Invest	50	38,528
Japan Tobacco, Inc.	6,755	137,783
Komatsu Ltd.	1,410	34,176
Mitsubishi HC Capital, Inc.	8,476	43,108
Mitsui & Co., Ltd.	939	27,557
SBI Holdings, Inc.	3,704	78,055
Sekisui House Ltd.	4,259	80,197
SoftBank Corp.	14,425	164,735
Sumitomo Corp.	2,807	50,095
Takeda Pharmaceutical Co., Ltd.	2,367	74,375
Tokio Marine Holdings, Inc.	2,768	57,714
Trend Micro, Inc.	1,366	67,059
Total Japan		1,077,862
Netherlands - 1.3%
Koninklijke Ahold Delhaize NV	1,204	35,845
OCI NV	1,986	67,449
Total Netherlands		103,294
Norway - 1.3%
Telenor ASA	9,942	103,936
Singapore - 5.1%
CapitaLand Ascendas REIT	19,551	42,858
CapitaLand Integrated Commercial Trust	40,584	66,106
DBS Group Holdings Ltd.	288	7,846
Oversea-Chinese Banking Corp. Ltd.	14,063	138,403
Singapore Technologies Engineering Ltd.	33,596	94,104
Venture Corp. Ltd.	2,919	41,014
Total Singapore		390,331
Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	2,465	72,730
CaixaBank SA	2,252	9,957
Enagas SA	4,944	88,497
Red Electrica Corp. SA	1,360	24,011
Total Spain		195,195
Sweden - 1.0%
Tele2 AB Class B	8,661	74,704
Switzerland - 8.8%
Adecco Group AG	2,648	97,937
Kuehne + Nagel International AG	184	43,734
Novartis AG	2,863	257,873
Zurich Insurance Group AG	568	280,557
Total Switzerland		680,101
United Kingdom - 11.6%
Admiral Group PLC	2,898	78,602

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BAE Systems PLC	5,069	$53,544
British American Tobacco PLC	1,794	68,475
Imperial Brands PLC	5,382	134,761
Legal & General Group PLC	2,377	7,443
M&G PLC	8,694	21,640
National Grid PLC	8,375	105,832
Phoenix Group Holdings PLC	9,837	77,713
Unilever PLC	6,031	305,480
Vodafone Group PLC	38,212	43,869
Total United Kingdom		897,359
United States - 4.3%
GSK PLC	1,185	20,795
Stellantis NV*	11,148	174,230
Swiss Re AG	1,315	137,260
Total United States		332,285
Total Common Stocks
(Cost $7,366,504)		7,604,413

PREFERRED STOCKS - 0.9%

Germany - 0.9%
Porsche Automobil Holding SE, 4.50%	1,118	66,557

Total Preferred Stocks
(Cost $64,444)		66,557
RIGHT - 0.0%(1)
Spain - 0.0%(1)
ACS Actividades de Construccion y Servicios SA, expiring 02/09/23*
(Cost $1,284)	2,465	1,251

TOTAL INVESTMENTS - 99.4%
(Cost $7,432,233)		7,672,221
Other Assets in Excess of Liabilities - 0.6%		43,423
Net Assets - 100.0%		$7,715,644

*	Non-income producing security.
(1)	Amount rounds to less than 0.05%.

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$7,604,413	$—	$—	$7,604,413
Preferred Stocks	66,557	—	—	66,557
Right	1,251	—	—	1,251
Total	$7,672,221	$—	$—	$7,672,221

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2023 (unaudited)

Sector Breakdown
As of January 31, 2023 (based on net assets)
Financials	24.8%
Materials	13.7%
Industrials	9.8%
Communication Services	9.4%
Consumer Staples	8.8%
Utilities	8.4%
Health Care	8.2%
Consumer Discretionary	5.4%
Energy	5.3%
Information Technology	2.8%
Real Estate	2.8%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%